Note 16 - Stock-based Compensation Plans (Details) - Options Outstanding and Options Exercisable	12 Months Ended
Jan. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted Average Exercise Price, Options Outstanding	$ 8.25
Number of Stock Options, Options Outstanding (in Shares) | shares	468,889
Weighted Average Remaining Contractual Life (years), Options Outstanding	3 years 6 months
Weighted Average Exercise Price, Options Exercisable	$ 6.54
Number of Stock Options, Options Exercisable (in Shares) | shares	292,811
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 4.88
Range of Exercise Prices, Upper Limit	5.54
Weighted Average Exercise Price, Options Outstanding	$ 4.91
Number of Stock Options, Options Outstanding (in Shares) | shares	215,889
Weighted Average Remaining Contractual Life (years), Options Outstanding	1 year 292 days
Weighted Average Exercise Price, Options Exercisable	$ 4.91
Number of Stock Options, Options Exercisable (in Shares) | shares	208,311
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 6.91
Range of Exercise Prices, Upper Limit	6.91
Weighted Average Exercise Price, Options Outstanding	$ 6.91
Number of Stock Options, Options Outstanding (in Shares) | shares	38,000
Weighted Average Remaining Contractual Life (years), Options Outstanding	3 years 6 months
Weighted Average Exercise Price, Options Exercisable	$ 6.91
Number of Stock Options, Options Exercisable (in Shares) | shares	22,000
Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 11.69
Range of Exercise Prices, Upper Limit	11.85
Weighted Average Exercise Price, Options Outstanding	$ 11.84
Number of Stock Options, Options Outstanding (in Shares) | shares	215,000
Weighted Average Remaining Contractual Life (years), Options Outstanding	5 years 146 days
Weighted Average Exercise Price, Options Exercisable	$ 11.84
Number of Stock Options, Options Exercisable (in Shares) | shares	62,500